INCOME TAX EXPENSE (Details 4)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/Increase in effective income tax rate resulting from:
Effect of tax holiday	(0.00%)	(0.51%)	(13.16%)
Effect of tax-free income	(0.03%)	(4.00%)	(8.10%)
Effect of disposal of subsidiaries	0.00%	6.53%	0.00%
Effect of Non-deductible share option expense	0.86%	5.65%	0.00%
Effect of zero tax rate in foreign countries	0.00%	0.27%	(0.02%)
Effect of transfer pricing	0.00%	0.32%	6.88%
Changes in valuation allowance	(0.59%)	0.75%	5.73%
Others	0.42%	0.11%	1.93%
Effective income tax rate	25.66%	34.12%	18.26%